Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 23, 2016
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Nov. 23, 2016
Document Effective Date	Nov. 23, 2016
Prospectus Date	Nov. 23, 2016
WBI Power FactorTM High Dividend ETF | WBI Power Factor High Dividend Shares
Prospectus:
Trading Symbol	WBIY